Revenues from Contracts with Customers (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Revenues from Contracts with Customers
Revenues	$ 915,625	$ 809,577	$ 674,089
Number of categories for allocation of revenue | item	2
Long-term fleet
Revenues from Contracts with Customers
Revenues	$ 536,334	541,738	502,865
Long-term fleet | Increase due to change in policy
Revenues from Contracts with Customers
Revenues		44,538	39,978
Long-term fleet | Minimum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	3 years
Spot fleet
Revenues from Contracts with Customers
Revenues	$ 378,439	$ 266,776	170,412
Spot fleet | Maximum
Revenues from Contracts with Customers
Initial duration of contract or charter party agreement	3 years	5 years
Vessel management services
Revenues from Contracts with Customers
Revenues	$ 852	$ 1,063	$ 812